Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 198,284	$ 772,502
Accounts receivable, trade, net of a reserve for doubtful accounts	539,212	359,237
Inventories	659,362	547,538
Prepaid expenses	124,832	73,213
Other current assets	133,537	169,728
Total current assets	1,655,227	1,922,218
Restricted cash	1,284	69,106
Equity method investment	103,121	97,513
Property, plant and equipment, net	2,345,564	2,305,171
Goodwill	1,289,443	1,289,443
Intangible assets, net	85,272	84,945
Other assets, net	58,618	64,997
Total assets	5,538,529	5,833,393
Current liabilities:
Accounts payable	717,421	553,957
Accrued liabilities	196,698	248,395
Current portion of long-term debt	10,500	5,500
Total current liabilities	924,619	807,852
Long-term liabilities:
Long-term debt, less current portion	2,001,374	1,644,894
Lease financing obligations	56,807	53,232
Deferred income tax liability, net	401,049	312,914
Other liabilities	72,537	68,595
Total long-term liabilities	2,531,767	2,079,635
Commitments and contingencies
Equity:
Common stock, par value $0.01, 240,000,000 shares authorized; 108,417,392 and 102,773,705 shares issued, respectively	1,085	1,028
Preferred stock, par value $0.01, 10,000,000 shares authorized; no shares issued or outstanding	0	0
Additional paid-in capital	546,082	492,848
Retained earnings	1,115,591	1,167,938
Accumulated other comprehensive loss, net of tax	599	651
Treasury stock, 9,089,623 shares at cost	0	363,168
Equity - Western	1,663,357	1,299,297
Non-controlling interests	418,786	1,646,609
Total equity	2,082,143	2,945,906
Total liabilities and equity	$ 5,538,529	$ 5,833,393